Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Trust Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trust Assets [line items]
Foreign exchange rate valuation (gain) loss	$ 161	$ (101)	$ (78)
Trust Assets | Pension and Retirement Plans
Disclosure Of Trust Assets [line items]
Balance at beginning of year	1,303	1,288	1,234
Actual return on trust assets	142	41	50
Foreign exchange rate valuation (gain) loss	6	(4)	0
Life annuities	(22)	9	0
Benefits paid	0	0	4
Plan amendments	0	(31)	0
Balance at end of year	1,429	1,303	1,288
Trust Assets | Seniority premiums
Disclosure Of Trust Assets [line items]
Balance at beginning of year	123	128	133
Actual return on trust assets	3	(5)	(5)
Balance at end of year	$ 126	$ 123	$ 128